Commitments and Contingencies - Summary of Exit Liability And Related Activity (Details) - European Wax Center, Inc. and Subsidiaries $ in Thousands	9 Months Ended
Sep. 25, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 615
Accretion	6
Payments	(273)
Restructuring Reserve, Ending Balance	$ 348